Segment information - Adjusted Earnings by Segment (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Income/(loss) attributable to Shell plc shareholders	$ 10,821	$ 5,694	$ 3,601	$ 16,515	$ 8,381
Income/(loss) attributable to non-controlling interest	(16)	64	43	48	138
Income/(loss) for the period	10,805	5,758	3,644	16,564	8,519
Current cost of supplies adjustment before taxation	(742)	(1,713)	436	(2,455)	422
Tax on current cost of supplies adjustment	181	447	(115)	628	(116)
Identified items before taxation	(658)	3,286	717	2,628	1,227
Tax on Identified Items	258	(884)	(369)	(626)	(68)
Adjusted Earnings	9,845	6,894	4,314	16,739	9,984
Adjusted Earnings attributable to Shell plc shareholders	9,836	6,915	4,264	16,751	9,841
Adjusted Earnings attributable to non-controlling interest	9	(21)	50	(12)	144
Integrated Gas
Disclosure of operating segments [line items]
Income/(loss) for the period	2,680	1,321	1,838	4,002	4,627
Identified items before taxation	23	598	102	620	(246)
Tax on Identified Items	(12)	(100)	(203)	(113)	(160)
Adjusted Earnings	2,691	1,819	1,737	4,509	4,220
Upstream
Disclosure of operating segments [line items]
Income/(loss) for the period	3,579	2,556	2,008	6,134	4,088
Identified items before taxation	(66)	156	(271)	90	(392)
Tax on Identified Items	(28)	(335)	(5)	(362)	373
Adjusted Earnings	3,485	2,377	1,732	5,862	4,068
Marketing
Disclosure of operating segments [line items]
Income/(loss) for the period	1,747	1,895	766	3,643	1,580
Current cost of supplies adjustment before taxation	(346)	(950)	104	(1,296)	156
Tax on current cost of supplies adjustment	84	241	(24)	325	(38)
Identified items before taxation	(314)	99	460	(215)	504
Tax on Identified Items	157	48	(106)	206	(102)
Adjusted Earnings	1,329	1,334	1,199	2,663	2,100
Chemicals and Products
Disclosure of operating segments [line items]
Income/(loss) for the period	3,981	395	(174)	4,376	(252)
Current cost of supplies adjustment before taxation	(397)	(763)	333	(1,159)	266
Tax on current cost of supplies adjustment	97	206	(91)	303	(79)
Identified items before taxation	(1,057)	2,712	64	1,655	743
Tax on Identified Items	253	(626)	(13)	(373)	(111)
Adjusted Earnings	2,877	1,925	118	4,802	567
Renewables and Energy Solutions
Disclosure of operating segments [line items]
Income/(loss) for the period	(550)	527	(254)	(24)	(501)
Identified items before taxation	745	(279)	300	466	559
Tax on Identified Items	(115)	100	(55)	(16)	(110)
Adjusted Earnings	79	348	(9)	427	(51)
Corporate
Disclosure of operating segments [line items]
Income/(loss) for the period	(631)	(937)	(539)	(1,568)	(1,022)
Identified items before taxation	12	0	63	11	59
Tax on Identified Items	3	29	14	32	43
Adjusted Earnings	$ (617)	$ (908)	$ (463)	$ (1,525)	$ (920)